Consolidated Balance Sheets - USD ($) shares in Thousands, $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and Due from Banks	$ 5,000	$ 5,290
Interest-bearing deposits with banks	25,230	15,708
Securities borrowed or purchased under agreements to resell	2,378	3,181
Trading assets at fair value	4,332	4,905
AFS securities at fair value	67,366	71,801
HTM securities (fair value of $44,630 and $47,791, respectively)	54,107	57,713
LHFS (including $852 and $1,065 at fair value, respectively)	1,280	1,444
Loans and leases (including $15 and $18 at fair value, respectively)	312,061	325,991
ALLL	(4,798)	(4,377)
Loans and leases, net of ALLL	307,263	321,614
Premises and equipment	3,298	3,527
Goodwill	17,156	23,233
CDI and other intangible assets	1,909	2,313
Loan servicing rights at fair value	3,378	3,758
Other assets (including $1,311 and $1,582 at fair value, respectively)	34,997	33,113
Assets of discontinued operations	7,655	7,655
Total assets	535,349	555,255
Liabilities
Noninterest-bearing deposits	111,624	135,742
Interest-bearing deposits	284,241	277,753
Short-term borrowings (including $1,625 and $1,551 at fair value, respectively)	24,828	23,422
Long-term debt	38,918	43,203
Other liabilities (including $2,597 and $2,971 at fair value, respectively)	12,946	11,517
Liabilities of discontinued operations	3,539	3,081
Total liabilities	476,096	494,718
Shareholders’ Equity
Preferred stock	6,673	6,673
Common stock, $5 par value	6,669	6,634
Additional paid-in capital	36,177	34,544
Retained earnings	22,088	26,264
AOCI, net of deferred income taxes	(12,506)	(13,601)
Noncontrolling interests	152	23
Total shareholders’ equity	59,253	60,537
Total liabilities and shareholders’ equity	$ 535,349	$ 555,255
Common shares outstanding	1,333,743	1,326,829
Common shares authorized	2,000,000	2,000,000
Preferred shares outstanding	223	223
Preferred shares authorized	5,000	5,000